TD WATERHOUSE FAMILY OF FUNDS, INC.

Money Market Portfolio
U.S. Government Portfolio
Municipal Portfolio
California Municipal Money Market Portfolio
New York Municipal Money Market Portfolio

Supplement dated February 1, 2006
to the Prospectus dated December 29, 2004,
as supplemented through the date hereof

The following information updates the information in the Prospectus regarding fees, expenses, and distribution arrangements.

On January 31, 2006, the shareholders of each of the Money Market Portfolio - Investor Class, U.S. Government Portfolio, Municipal Portfolio, California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio (collectively, the “Portfolios” and each, a “Portfolio”) of TD Waterhouse Family of Funds, Inc. (the “Company”) separately approved a Distribution Plan for their Portfolio, providing for the payment of a Rule 12b-1 distribution fee of up to 0.45% of the average daily net asset value of each Portfolio (or class, in the case of the Money Market Portfolio). The currently outstanding shares of the Money Market Portfolio have been redesignated as “Investor Class” shares. The Distribution Plan will take effect on February 1, 2006.

The following table replaces the table under the section entitled “RISK AND RETURN SUMMARY - Expenses” on page 10 of the Prospectus.

	Money Market Portfolio – Investor Class	U.S. Government Portfolio	Municipal Portfolio	California Portfolio	New York Portfolio
Shareholder Transaction Fees
(fees paid directly from
your investment) (1)
Maximum Sales Charge (Load)
Imposed on Purchases	None	None	None	None	None
Annual Operating Expenses
(expenses deducted
from Portfolio assets)
Management Fees (2)	0.09%	0.10%	0.10%	0.10%	0.10%
Distribution (12b- l) Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Shareholder Servicing Fees (2)	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.12%	0.12%	0.13%	0.14%	0.17%

Total Annual Operating Expenses (2)	0.91%	0.92%	0.93%	0.94%	0.97%

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(I)	Broker-dealers that are not affiliates of the Portfolios’ Investment Manager may impose service fees in connection with the sale of Portfolio shares, no part of which may be received by the Portfolio, the Investment Manager or affiliates of the Investment Manager. These fees may differ according to the type of account held by the investor.

(2)	The table is based on the annual operating expenses of each Portfolio for its fiscal year ended October 31, 2005, but has been restated to reflect currently applicable fees.

The following information replaces the information under the section entitled “RISK AND RETURN SUMMARY - Example” on page 12 of the Prospectus.

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Money Market Portfolio — Investor Class	$93	$290	$504	$1,120
U.S. Government Portfolio	$94	$293	$509	$1,131
Municipal Portfolio	$95	$296	$515	$1,143
California Portfolio	$96	$300	$520	$1,155
New York Portfolio	$99	$309	$536	$1,190

The following information updates the information under the section entitled “PORTFOLIO MANAGEMENT - Investment Manager” on page 20 of the Prospectus.

For the fiscal year ended October 31, 2005, the Portfolios paid the following amounts (as a percentage of average net assets) to the Investment Manager for its services: 0.30% with respect to the Money Market Portfolio; 0.31% with respect to the U.S. Government Portfolio; 0.30% with respect to the Municipal Portfolio; 0.26% with respect to the California Portfolio; and 0.25% with respect to the New York Portfolio.

Effective February 1, 2006, the Investment Manager is entitled to an annual fee, accrued daily and payable monthly, on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each Portfolio, 0.09% of the next $1 billion, and 0.08% of assets over $2 billion. The Investment Manager from time to time may assume certain expenses of the Portfolios (or waive its fees), which would have the effect of increasing yield to investors during the period of the expense reduction. Unless otherwise provided, expense reductions are voluntary and may be reduced or eliminated at any time upon notice to investors.

The following information updates the information under the section entitled “PORTFOLIO MANAGEMENT - Administrator” on page 21 of the Prospectus.

As administrator, TDAM provides certain administrative services to the Portfolios. TDAM does not receive a separate fee for administrative services. TDAM has entered into an agreement with Funds Distributor, Inc. (“FDI”) whereby FDI performs certain administrative services for the Portfolios. TDAM pays FDI’s fees for providing these services.

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The following information is added as a sub-section is added to the section entitled “PORTFOLIO MANAGEMENT” on page 20 of the Prospectus.

Distribution (12b-1) Plan and Other Distribution Arrangements

The Portfolios’ Distribution Plan under Rule 12b-1 of the Investment Company Act (the “12b-1 Plan”), effective as of February 1, 2006, permits each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% of the annual average daily net assets of each Portfolio (or Class, in the case of the Money Market Portfolio) (“12b-1 Fees”). These 12b-1 Fees are computed and accrued daily and will be paid to broker-dealers, including TD Waterhouse and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”). Payments of the 12b-1 Fees will be made pursuant to the Rule 12b-1 Agreements in accordance with their terms. Because the 12b-1 Fees are paid out of the assets of a Portfolio (or Class) on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The 12b-1 Plan also provides that TDAM and NISC, the Transfer Agent to the Portfolios, or any successor investment adviser, administrator, or transfer agent or any additional transfer agent (collectively, “Successor”), may each make payments for distribution or other services (“assistance”) from its own resources, including its bona fide profits derived under its Investment Management Agreement and Administration Agreement or Transfer Agency and Dividend Disbursing Agency Agreement, as applicable, to such broker-dealers or other persons who, in TDAM’s or NISC’s sole discretion, have rendered or may render assistance. Any payments made by TDAM or NISC or any Successor for such purpose will not reduce any 12b-1 Fees paid or payable in respect of the Portfolios or Classes under the 12b-1 Plan as described above.

Shareholders should retain this Supplement for future reference.

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TD WATERHOUSE FAMILY OF FUNDS, INC.

Money Market Portfolio
U.S. Government Portfolio
Municipal Portfolio
California Municipal Money Market Portfolio
New York Municipal Money Market Portfolio

Supplement dated February 1, 2006
to the Statement of Additional Information (“SAI”) dated December 29, 2004, as supplemented through the date hereof

The following paragraph replaces the ninth paragraph under the section entitled “INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES” on page 47 of the SAI.

For the investment management services furnished to each Portfolio, the Investment Manager is entitled to an annual investment management fee, accrued daily and payable monthly, on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets of each Portfolio over $2 billion. Prior to February 1, 2006, the Investment Manager received for its services to the Portfolios an annual investment management fee, accrued daily and payable monthly, on a graduated basis equal to 0.35% of the first $1 billion of average daily net assets of each Portfolio, 0.34% of the next $1 billion, and 0.33% of average daily net assets of each Portfolio over $2 billion.

The following paragraph replaces the first paragraph under the sub-section entitled “INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES - Administration” on page 50 of the SAI.

Pursuant to an Administration Agreement with the Company, TD Asset Management USA Inc. (the “Administrator”), as administrator to the Portfolios, provides administrative services to each of the Portfolios. Administrative services furnished by the Administrator include, among other services, maintaining and preserving the records of the Company, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Company, preparing reports, overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. For its services as Administrator, the Administrator receives no compensation. Prior to February 1, 2006, the Administrator received for its services to the Portfolios an annual fee, accrued daily and payable monthly, of 0.10% of average daily net assets of each Portfolio.

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The following information is added to the end of the sub-section entitled “INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES - Distribution” on page 51 of the SAI.

The Company has adopted a distribution plan under Rule 12b-1 of the Investment Company Act (“12b-1 Plan”) with respect to each Portfolio (and Class, in the case of the Money Market Portfolio). The 12b-1 Plan, which became effective on February 1, 2006, permits each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% of the annual average daily net assets of each Portfolio (or Class, in the case of the Money Market Portfolio) (“12b-1 Fees”). The 12b-1 Fees are computed and accrued daily and will be paid to broker-dealers, including TD Waterhouse and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”). Payments of the 12b-1 Fees will be made pursuant to the Rule 12b-1 Agreements in accordance with their terms.

The 12b-1 Plan also provides that TDAM and National Investor Services Corp. (“NISC” or the “Transfer Agent”), or any successor investment adviser, administrator, or transfer agent or any additional transfer agent (collectively, “Successor”), may each make payments for distribution or other services (“assistance”) from its own resources, including its bona fide profits derived under its Investment Management Agreement and Administration Agreement or Transfer Agency and Dividend Disbursing Agency Agreement, as applicable, to such broker-dealers or other persons who, in TDAM’s or NISC’s sole discretion, have rendered or may render assistance. Any payments made by TDAM or NISC or any Successor for such purpose shall not reduce any 12b-1 Fees paid or payable in respect of the Portfolios or Classes under the 12b-1 Plan as described above.

Quarterly in each year that the Distribution Plan remains in effect, the Board of Directors will be furnished with a written report, complying with the requirements of Rule 12b-1, setting out the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made. The 12b-1 Plan will remain in effect for a period of one year from its adoption date and may be continued thereafter if the 12b-1 Plan and any Rule 12b-1 Agreements are approved at least annually by a majority vote of the Board of Directors, including a majority of Independent Directors, cast in person at a meeting called for the purpose of voting on such 12b-1 Plan and Rule 12b-1 Agreement. The 12b-1 Plan may not be amended to increase materially the 12b-1 Fees with respect to a Portfolio or Class without the approval of the lesser of: (i) more than 50% of the outstanding shares of the Portfolio or Class, or (iii) 67% or more of the shares of the Portfolio or Class present or represented at a stockholders’ meeting, if more than 50% of the outstanding shares of the Portfolio or Class are present or represented by proxy (“Majority Stockholder Vote”). All material amendments to the 12b-1 Plan must be approved by a vote of the Board of Directors, including a majority of Independent Directors, cast in person at a meeting called for the purpose of voting on such amendments. The 12b-1 Plan may be terminated at any time as to a Portfolio or Class by: (a) a majority vote of the Independent Directors, or (b) a Majority Stockholder Vote.

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The following paragraph replaces the first paragraph under the sub-section entitled “INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES - Transfer Agent and Custodian” on page 53 of the SAI.

National Investor Services Corp., the Transfer Agent, 100 Wall Street, New York, New York 10005, an affiliate of the Investment Manager, serves as transfer and dividend disbursing agent for each Portfolio. For the services provided under the Transfer Agency and Dividend Disbursing Agency Agreement, which include furnishing periodic and year-end shareholder statements and confirmations of purchases and sales, reporting share ownership, aggregating, processing and recording purchases and redemptions of shares, processing dividend and distribution payments, forwarding shareholder communications, such as proxies, shareholder reports, dividend notices and prospectuses to beneficial owners, receiving, tabulating and transmitting proxies executed by beneficial owners and sending year-end tax reporting to shareholders and the Internal Revenue Service, the Transfer Agent is entitled to receive an annual fee, payable monthly, of 0.10% of the average daily net assets of each Portfolio (or Class, in the case of the Money Market Portfolio). Prior to February 1, 2006, the Transfer Agent received for its services to the Investor Class of the Money Market Portfolio and each of the U.S. Government Portfolio, the Municipal Portfolio, the California Portfolio and the New York Portfolio an annual fee, payable monthly, of 0.20% of average daily net assets of the Class or Portfolio, as applicable.

Shareholders should retain this Supplement for future reference.

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